Cash, Cash Equivalents, and Marketable Securities - Portfolio of Cash and Cash Equivalents (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Cost or Amortized cost	$ 46,303	$ 37,573
Fair value	46,303	37,573
Cash accounts in banking institutions
Cash and cash equivalents
Cost or Amortized cost	2,500	3,527
Fair value	2,500	3,527
Money market funds
Cash and cash equivalents
Cost or Amortized cost	43,803	29,058
Fair value	$ 43,803	29,058
Commercial paper
Cash and cash equivalents
Cost or Amortized cost		4,988
Fair value		$ 4,988